General (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 18, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)
General [Line Items]
Operating segment (in Segment) | Segment				1		1
Diluted equity securities				$ 62,500
Equity exchange ratio		0.01		0.01
Sponsor investment share (in Shares) | shares	1,382,325
Gross fee	$ 10
Incurred losses				$ 2,912		$ 5,108	$ 3,488
Operating cash flows		$ (1,065)	$ (1,676)	(2,817)	$ (2,587)	(4,529)	(3,335)
Cash and cash equivalents		$ 1,697	$ 6,442	$ 1,697	$ 6,442	$ 4,595	$ 8,259
New Pubco [Member]
General [Line Items]
Voting interests		61.55%		61.55%
Silexion Equity Financing [Member]
General [Line Items]
Owns of the subsidiary percentage		51.00%		51.00%		51.00%
Silexion Equity Financing [Member]
General [Line Items]
Equity financing least cost	3,500
Minimum [Member]
General [Line Items]
Sponsor investment amount	350
Minimum [Member] | New Pubco [Member]
General [Line Items]
Sponsor investment amount	5,200
Maximum [Member]
General [Line Items]
Sponsor investment amount	500
Maximum [Member] | New Pubco [Member]
General [Line Items]
Sponsor investment amount	$ 5,500